OTHER NON-INTEREST INCOME AND EXPENSES (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2009 Visa [Member]	Dec. 31, 2009 Allianz [Member]
Schedule of Equity Method Investments [Line Items]
Gain on sale of shares		345	25
Gain on exchange of shares of Bovespa Holding S.A.	424